Share capital - Additional information (Details)	3 Months Ended
Mar. 31, 2023 shares vote
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	572,734
Ordinary shares
Disclosure of classes of share capital [line items]
Exercise of share-based payment awards (in shares)	572,734
Voting rights, per share owned | vote	1